Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Revenue

Note 16 Revenue

The Company primarily derives subscription based revenue from customers’ access to its cloud based data intelligence platform. The customers use the platform to obtain actionable market intelligence in order to execute their digital marketing campaigns.

The following table summarizes revenue by the Company’s service offerings:

	Three months ended March 31,
	2023	2022
Core subscription revenue	13,640,744	12,484,365
Sale of operational products recognized point in time	1,866,974	1,574,237
	15,507,718	14,058,602

Disaggregation of revenue

The following table shows the disaggregation of revenue by geographic areas, as determined based on the country location of its customers:

	Three months ended March 31,
	2023	2022
Australia	556,837	998,361
France	4,001,589	3,193,675
India	17,714	—
Japan	113,269	140,587
Singapore	128,195	80,621
UAE	340,541	55,482
United Kingdom	316,852	393,240
United States	9,652,548	9,133,088
Others	380,173	63,548
	15,507,718	14,058,602

There were two customers that individually represented 28.5% and 22.1% of the Company’s revenue for the three months ended March 31, 2023 and two customers that individually represented 31.1% and 23.8% of the Company’s revenue for the three months ended March 31, 2022.

There were two customer that individually represented 57.9% and 15.9% of the Company’s accounts receivable balance as of March 31, 2023 and two customers that individually represented 61.4% and 10.8% of the Company’s accounts receivable balance as of December 31, 2022.

Deferred revenue

Revenue recognized out of the Company’s deferred revenue balance at the beginning of the period was $1,483,827 and $909,382 during the three months ended March 31, 2023 and 2022, respectively.

20    Revenue

The Company primarily derive subscription based revenue from customers’ access to its cloud based data intelligence platform. The customers use the platform to obtain actionable market intelligence in order to execute their digital marketing campaigns.

The following table summarizes revenue by the Company’s service offerings:

	Year ended December 31,
	2022	2021
Core Subscription Revenue	51,862,758	38,940,524
Sale of operational products recognized point in time	7,883,013	6,380,151
	59,745,771	45,320,675

Disaggregation of revenue

The following table shows the disaggregation of revenue by geographic areas, as determined based on the country location of its customers:

	Year ended December 31,
	2022	2021
Australia	4,567,608	4,170,115
France	12,022,258	6,601,755
India	103,900	371,475
Japan	309,063	199,695
Singapore	402,747	738,226
UAE	390,767	653,298
United Kingdom	1,558,806	2,334,095
United States	39,174,040	28,998,625
Others	1,216,582	1,253,391
	59,745,771	45,320,675

There were two customers that individually represented 30.0% and 16.1% of the Company’s revenue for the year ended December 31, 2022 and two customers that individually represented 61.4% and 10.8% of the Company’s accounts receivable balance as of December 31, 2022.

There was one customer that individually represented 29.5% of the Company’s revenue for the year ended December 31, 2021 and three customers that individually represented 32.1%, 14.1% and 11.7% of the Company’s accounts receivable balance as of December 31, 2021.

Deferred revenue

Deferred revenue consists of customer billings in advance of revenue being recognized from the Company’s subscription services arrangements. The following table summarizes the changes in the balance of deferred revenue during the periods:

	Year ended December 31,
	2022	2021
Balance at beginning of the period	2,171,668	249,804
Add: Billings	8,086,620	4,553,356
Add: Acquired in business combination	—	1,874,182
Less: Revenue recognized*	(6,923,927)	(4,502,956)
Less: foreign exchange loss	13,029	(1,998)
Balance at end of the period	3,347,390	2,171,668

____________

*        includes revenue recognized of $ 2,106,485 and $ 249,084 for the year ended December 31, 2022 and 2021, respectively that was included in the deferred revenue balance at the beginning of the period.

Contract assets

Contract assets represent a conditional right to consideration for satisfied performance obligations that become a receivable when the conditions are satisfied. Contract assets are generated when contractual billing schedules differ from the timing of revenue recognition or cash collection and are included in “prepaid expenses and other current assets” and “other assets” in the consolidated balance sheets.